Fair Value of Financial Instruments - Schedule of Derivative Liabilities at Fair Value (Details) - Warrant [Member] - USD ($)	3 Months Ended	12 Months Ended
	Oct. 31, 2016	Jul. 31, 2016	Jul. 31, 2015
Beginning balance	$ 1,802,000	$ 4,000	$ 9,000
Issuances		9,867,000
Settlement of warrant liabilities		(13,550,000)
Adjustments to estimated fair value	159,000	5,481,000	(5,000)
Ending balance	$ 1,961,000	$ 1,802,000	$ 4,000